Share-based Payments - Summary of Outstanding Share Options (Parenthetical) (Details)		12 Months Ended
	Jun. 30, 2025 shares	Dec. 31, 2025 shares Option	Dec. 31, 2024 Option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation arrangement by share based payment award vesting percentage		25.00%
Vesting installment date		Jan. 01, 2026
Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of outstanding options granted | Option		541,000	585,000
Number Of Share Options Vested in Sharebased Payment Arrangement | Option		93,333
Vesting period		1 year
Liquidity Event Share Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation arrangement by share based payment award vesting percentage		8.33%
Number Of Share Options Vested in Sharebased Payment Arrangement	625,000
Liquidity Event Share Plan | Class C Share Capital
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of outstanding options granted		7,500,000
Liquidity Event Share Plan | Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of outstanding options granted		7,500,000
Number Of Share Options Vested in Sharebased Payment Arrangement		1,875,000